Common Stock and Equity-Based Compensation - Stock Option Awards (Details) - UGI Stock Option Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Shares
Shares under option - beginning balance (in shares)	8,781,748	8,488,451	9,255,377
Granted (in shares)	1,401,400	1,343,800	1,510,625
Canceled (in shares)	(152,017)	(60,236)	(84,213)
Expired (in shares)	(1,666)
Exercised (in shares)	(1,832,396)	(990,267)	(2,193,338)
Shares under option - ending balance (in shares)	8,197,069	8,781,748	8,488,451	9,255,377
Weighted Average Option Price
Shares under option - beginning balance (in dollars per share)	$ 30.20	$ 26.68	$ 23.97
Granted (in dollars per share)	47.85	46.51	34.67
Canceled (in dollars per share)	42.14	41.86	34.13
Exercised (in dollars per share)	26.00	21.40	20.38
Expired (in dollars per share)	35.80
Shares under option - ending balance (in dollars per share)	$ 33.93	$ 30.20	$ 26.68	$ 23.97
Total Intrinsic Value
Shares under option - beginning balance	$ 146.7	$ 157.6	$ 104.5
Exercised	44.5	26.7	40.1
Shares under option - beginning balance	$ 176.6	$ 146.7	$ 157.6	$ 104.5
Weighted Average Contract Term (Years)
Weighted average contract term (in years)	6 years 2 months	6 years 3 months 18 days	6 years 7 months	6 years 7 months 18 days
Options Exercisable
Options exercisable (in shares)	5,498,330	5,973,668	5,522,370
Option exercisable (in dollars per share)	$ 28.63	$ 25.53	$ 22.94
Option exercisable	$ 147.6
Option exercisable (in years)	5 years 1 month
Options Not Exercisable
Options not exercisable (in shares)	2,698,739
Options not exercisable (in dollars per share)	$ 44.75
Options not exercisable	$ 29.0
Options not exercisable (in years)	8 years 1 month 6 days